Consolidated Statement Of Profit And Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Profit or loss [abstract]
Revenues	€ 1,904,549	€ 1,492,840	€ 1,292,402
Cost of sales	(680,235)	(564,832)	(495,702)
Gross profit	1,224,314	928,008	796,700
Selling, general and administrative expenses	(901,364)	(695,084)	(822,897)
Marketing expenses	(114,802)	(85,147)	(67,831)
Operating profit/(loss)	208,148	147,777	(94,028)
Financial income	37,282	13,320	45,889
Financial expenses	(68,121)	(54,346)	(43,823)
Foreign exchange losses	(5,262)	(7,869)	(7,791)
Result from investments accounted for using the equity method	(2,953)	2,199	2,794
Profit/(Loss) before taxes	169,094	101,081	(96,959)
Income taxes	(33,433)	(35,802)	(30,702)
Profit/(Loss)	135,661	65,279	(127,661)
Attributable to:
Shareholders of the Parent Company	121,529	51,482	(136,001)
Non-controlling interests	€ 14,132	€ 13,797	€ 8,340
Basic earnings per share in Euro (in EUR per share)	€ 0.49	€ 0.22	€ (0.67)
Diluted earnings per share in Euro (in EUR per share)	€ 0.48	€ 0.21	€ (0.67)

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.